Bonds and Securities (Tables)	12 Months Ended
Dec. 31, 2023
Bonds And Securities
Schedule of bonds and securities

Category	Index	12.31.2023	12.31.2022
Units in Funds (a)	CDI	410,012	353,454
Bank Deposit Certificates - CDB	96% to 101% of CDI	85,483	77,602
		495,495	431,056
	Current	4,763	93
	Noncurrent	490,732	430,963

Interbank Deposit Certificate - CDI

(a)	These are mostly reserve accounts intended for the fulfillment of contracts with the BNDES.